Income Taxes (FY) - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses	$ 57,515	$ 32,781
Tax credit carryforwards	8,155	6,141
Lease liability	2,631	3,069
Other capitalized costs—net of amortization	198	219
Reserves and accruals	31	983
Stock-based compensation	2,932	1,921
Capitalized research and experimental expenditures—net of amortization	17,187	25,214
Deferred tax assets	88,649	70,328
Valuation allowance	(86,588)	(67,756)
Deferred tax assets	2,061	2,572
Deferred tax liabilities:
Right of use asset	(1,455)	(1,676)
Fixed assets and depreciation	(606)	(896)
Deferred tax liabilities	(2,061)	(2,572)
Net deferred taxes	$ 0	$ 0